Subsequent Events	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16 — SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements, and
(2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date.

On or about August 9, 2019, the Company liquidated several investments and received back $4,023,178 in cash as notional principal. The Company also received $334,620 in interest payments between March 31, 2019 and August 14, 2019.

As of August 14, 2019, except for any subsequent events detailed above, the Company has determined that there are no other material subsequent events that occurred after the balance sheet date, and up to the issuance date of these financial statements that required disclosure.